Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2015	June 30, 2016
Balance Sheet
Due from related parties	$20,637	$14,359
Accrued liabilities	1,059	769
Due to related parties	$21,828	$11,265

	Six-month period ended June 30,
Statement of Operations	2015	2016
Time charter & Service revenues - commission fees	$7,366	$1,800
Voyage expenses	(3,759)	(199)
General and administrative expenses	(28,915)	(13,475)
Commissions for assets sold	-	(700)
Interest and finance costs	$(816)	$(818)